Related Parties (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 2,378,392	$ 2,122,600
Dividends and interest	40,650
Payment of maintenance fees	$ 875
Cash dividends, vesting percentage	100.00%
Investment, number of common stock (in shares)
Dividend income on investment	$ 702
Maximum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Maximum common stock to total asset, percentage	25.00%
Collective investment trusts
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of common stock (in shares)
Collective investment trusts | Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 1,855,600	$ 1,619,900
Concentration of investment at fair value to net assets, percentage	78.00%	76.00%
Dividends and interest	$ 21,000
Realized gains (losses) from investments	65,600
Unrealized gains (losses) from investments	181,900
Collective investment trusts | Custodian
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	226	$ 228
Assurant, Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 50,100	$ 47,200
Investment, number of common stock (in shares)	208,201	221,470